UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-06342

Exact name of registrant as specified in charter:	Aberdeen Global Income Fund, Inc.

Address of principal executive offices:	800 Scudders Mill Road,
Plainsboro,
New Jersey 08536

Name and address of agent for service:	Mr. Joseph Malone
Aberdeen Asset Management Inc.
1735 Market Street
37th Floor
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	1-866-839-5233

Date of fiscal year end:	10/31/08

Date of reporting period:	1/31/08

Item 1 – Schedule of Investments –

Portfolio of Investments

As of January 31, 2008 (unaudited)

Principal Amount (000)	Description		Value (US$)
LONG-TERM INVESTMENTS - 117.9%
ARGENTINA - 2.8%
		Republic of Argentina,
USD	4,330	7.00%, 4/17/17	$3,490,423

AUSTRALIA - 29.6%
		ABN Amro Bank NV,
AUD	500	6.50%, 5/17/13(a)(b)	405,672
		Australia and New Zealand Banking Group, Ltd.,
AUD	500	6.25%, 5/23/11(a)(b)	417,176
		AXA SA,
AUD	500	7.50%, 10/26/16(a)(b)	400,405
		Bank of America Corp.,
AUD	500	6.50%, 12/05/08	441,262
		Brisbane Airport Corporation, Ltd.,
AUD	1,000	7.30%, 6/30/10	882,283
		CFS Retail Property Trust,
AUD	500	6.25%, 12/22/14	394,271
		Cie de Financement Foncier,
AUD	500	6.25%, 1/30/17	420,743
		Commonwealth of Australia,
AUD	1,250	7.50%, 9/15/09	1,129,723
AUD	500	5.25%, 8/15/10	432,155
AUD	250	5.75%, 6/15/11	217,857
AUD	100	6.50%, 5/15/13	89,962
AUD	500	6.25%, 4/15/15	448,845
AUD	1,550	6.00%, 2/15/17	1,375,094
		Deutsche Bank AG,
AUD	500	7.50%, 10/19/12	434,386
		Eurofima,
AUD	200	6.00%, 1/28/14	169,125
AUD	1,000	6.25%, 12/28/18	856,062
		FGL Finance Australia, Ltd.,
AUD	500	6.25%, 3/17/10	431,602
		General Electric Capital Australia Funding Pty,
AUD	900	6.50%, 11/15/11	763,102
AUD	500	6.00%, 5/15/13	406,600
AUD	600	6.00%, 4/15/15	476,323
		Goldman Sachs Group, Inc.,
AUD	500	6.35%, 4/12/16	392,277
		GPT RE, Ltd.,
AUD	500	6.00%, 6/27/08	443,057
		HBOS PLC,
AUD	500	6.75%, 5/01/12(a)(b)	416,316
		HSBC Bank,
AUD	800	6.50%, 9/22/11	660,263
		HSBC Bank Australia,
AUD	2,000	7.4083%, 5/20/11(a)(b)	1,748,842
		ING Bank Australia, Ltd.,
AUD	1,000	7.00%, 4/24/12	863,358
		JP Morgan Chase & Co.,
AUD	500	7.00%, 6/21/12	421,439
		Macquarie Bank, Ltd.,
AUD	500	6.50%, 5/31/12(a)(b)	400,274
		Merrill Lynch & Co., Inc.,
AUD	500	6.50%, 7/28/09	432,545
AUD	200	6.75%, 3/12/14	157,393
		Monumental Global Funding, Ltd.,
AUD	500	6.50%, 11/08/11	417,964
		National Capital Trust III,
AUD	500	8.19%, 9/30/16(a)(b)	388,909
		New South Wales Treasury Corporation,
AUD	3,700	7.00%, 12/01/10	3,300,461
		Northern Territory Treasury,
AUD	1,250	6.75%, 7/14/09	1,110,662
		Queensland Treasury Corporation,
AUD	1,500	6.00%, 7/14/09	1,322,465
AUD	1,900	6.00%, 6/14/11	1,648,949
AUD	2,700	6.00%, 8/14/13	2,320,619
AUD	3,000	6.00%, 10/14/15	2,561,393
AUD	1,250	6.00%, 6/14/21	1,061,333
		RWH Finance Pty. Limited,
AUD	500	6.20%, 3/26/17(a)	397,940
		SPI Australia Finance Pty. Ltd.,
AUD	750	6.25%, 11/14/08	661,730
		SPI Electricity & Gas,
AUD	600	6.50%, 11/03/11	509,594

Portfolio of Investments (continued)

As of January 31, 2008 (unaudited)

Principal Amount (000)	Description		Value (US$)
LONG-TERM INVESTMENTS (continued)
AUSTRALIA (continued)
		St. George Bank, Ltd.,
AUD	500	6.50%, 7/26/11(a)(b)	$419,773
		Sydney Airport Finance,
AUD	1,000	6.25%, 11/21/11	843,880
		Telstra Corporation, Ltd.,
AUD	500	7.25%, 3/30/10	438,562
		Travelers Insurance Company Institutional Funding, Ltd.,
AUD	500	6.00%, 4/07/09	437,134
		Wells Fargo & Co.,
AUD	700	5.75%, 7/12/10	590,265
		Western Australia Treasury Corporation,
AUD	2,250	8.00%, 6/15/13	2,101,841

			37,061,886

BRAZIL - 3.8%
		Electropaulo Metropolitian,
BRL	500	19.125%, 6/28/10	315,403
		Federal Republic of Brazil,
USD	410	10.00%, 8/07/11	483,800
BRL	6,810	10.00%, 1/01/17	3,282,540
		Independencia International, Ltd.,
USD	260	9.875%, 1/31/17	241,800
		ISA Capital do Brasil SA,
USD	410	8.80%, 1/30/17	422,300

			4,745,843

CANADA - 18.3%
		Canadian Government,
CAD	2,500	5.50%, 6/01/10	2,605,535
CAD	3,000	10.25%, 3/15/14	4,037,979
CAD	2,000	8.00%, 6/01/23	2,849,078
CAD	2,000	9.00%, 6/01/25	3,154,453
		Canada (Cayman),
CAD	750	7.25%, 6/01/08	750,968
		Ontario Hydro,
CAD	500	8.50%, 5/26/25	713,033
		Province of British Columbia,
CAD	2,000	9.50%, 1/09/12	2,390,022
		Province of New Brunswick,
CAD	2,000	7.75%, 1/13/14	2,366,919
		Province of Newfoundland,
CAD	1,000	5.125%, 12/29/10	1,031,455
		Quebec Hydro,
CAD	2,000	9.625%, 7/15/22	2,981,095

			22,880,537

CHINA - 0.6%
		Agile Property Holdings, Ltd.,
USD	400	9.00%, 9/22/10(b)	352,368
		Parkson Retail Group, Ltd.,
USD	450	7.125%, 5/30/10(b)	430,026

			782,394

COLOMBIA - 1.7%
		EEB International, Ltd.,
USD	570	8.75%, 10/31/11(b)	585,834
		Republic of Colombia,
USD	1,460	7.375%, 9/18/37	1,558,550

			2,144,384

DOMINICAN REPUBLIC - 1.7%
		Dominican Republic International Bond,
USD	1,820	8.625%, 4/20/27	2,065,700

EGYPT - 2.0%
		Republic of Egypt,
EGP	13,570	8.75%, 7/18/12	2,495,511

GABON - 0.8%
		Gabonese Republic,
USD	940	8.20%, 12/12/17	974,601

GHANA - 0.7%
		Republic of Ghana,
USD	880	8.50%, 10/04/17	926,200

INDIA - 1.2%
		JP Morgan India Government Bond Linked Note,
INR	40,700	8.07%, 6/19/08(a)	1,067,761
INR	17,000	7.49%, 10/06/08(a)	429,371

			1,497,132

Portfolio of Investments (continued)

As of January 31, 2008 (unaudited)

Principal Amount (000)	Description		Value (US$)
LONG-TERM INVESTMENTS (continued)
INDONESIA - 0.8%
		BLT Finance BV,
USD	150	7.50%, 5/15/12(b)	$113,894
		Indonesia Government International Bond,
USD	110	7.75%, 1/17/38	116,336
		Majapahit Holding BV,
USD	790	7.75%, 10/17/16	771,916

			1,002,146

MEXICO - 3.6%
		Kreditanstalt fuer Wiederaufbau,
MXN	15,000	9.75%, 5/27/08	1,392,359
		Mexican Fixed Rate Bonds,
MXN	8,620	9.00%, 12/20/12	844,143
MXN	12,190	8.00%, 12/07/23	1,154,159
		Mexico Government International Bond,
GBP	550	16.50%, 9/01/08	1,155,191

			4,545,852

NETHERLANDS - 0.3%
		GTB Finance BV,
USD	450	8.50%, 1/29/12	429,750

NEW ZEALAND - 24.2%
		ANZ National Bank, Ltd.,
NZD	3,000	7.60%, 3/02/12(a)(b)	2,117,916
		Auckland Healthcare Services, Ltd.,
NZD	1,000	7.75%, 9/15/15	726,510
		Bank of America Corp.,
NZD	3,000	7.53%, 3/08/12	2,216,373
		Bank of New Zealand,
NZD	1,000	7.50%, 9/15/08	776,552
		Deutsche Bank AG,
NZD	2,000	7.14%, 6/16/09(a)(b)	1,519,017
		European Investment Bank,
NZD	500	7.25%, 2/08/10	385,863
NZD	2,000	6.50%, 9/10/14	1,473,740
		General Electric Capital Corp.,
NZD	1,000	6.625%, 2/04/10	758,894
NZD	1,000	6.50%, 9/28/15	698,611
NZD	1,000	6.75%, 9/26/16	741,014
		Inter-American Development Bank,
NZD	2,000	6.00%, 12/15/17	1,432,535
		International Finance Corp.,
NZD	1,000	6.75%, 7/15/09	764,257
		Morgan Stanley,
NZD	1,500	6.86%, 9/06/12	1,060,573
		Nederlandse Waterschapsbank,
NZD	500	6.50%, 10/17/08	385,128
		New Zealand Government,
NZD	500	6.50%, 4/15/13	386,316
NZD	5,750	6.00%, 12/15/17	4,422,107
		NRMA NZ Holdings, Ltd.,
NZD	1,250	7.25%, 8/15/08	970,680
		Powerco, Ltd.,
NZD	1,000	6.39%, 3/29/13	701,654
		Province of Manitoba,
NZD	1,000	6.375%, 9/01/15	730,612
		Province of Ontario,
NZD	1,500	6.25%, 6/16/15	1,084,041
		Province of Quebec,
NZD	1,000	6.75%, 11/09/15	740,146
		Rabo Australia, Ltd.,
NZD	3,000	6.25%, 11/22/11	2,214,993
		SLM Corp.,
NZD	1,500	6.50%, 6/15/10	1,013,530
		Telstra Corporation, Ltd.,
NZD	1,000	7.15%, 11/24/14	716,639
		Total Capital SA,
NZD	3,000	6.50%, 7/20/12	2,212,264

			30,249,965

PAKISTAN - 0.8%
		Republic of Pakistan,
USD	1,150	6.875%, 6/01/17	977,500

PANAMA - 0.5%
		Republic of Panama,
USD	490	8.875%, 9/30/27	617,498

Portfolio of Investments (continued)

As of January 31, 2008 (unaudited)

Principal Amount (000)	Description		Value (US$)
LONG-TERM INVESTMENTS (concluded)
PERU - 3.2%
		Republic of Peru,
USD	1,340	9.875%, 2/06/15	$1,693,425
USD	850	6.55%, 3/14/37	876,435
PEN	4,400	6.90%, 8/12/37	1,484,993

			4,054,853

PHILIPPINES - 0.5%
		Republic of Philippines,
USD	210	9.375%, 1/18/12(b)	258,440
USD	300	8.25%, 1/15/14	341,250

			599,690

RUSSIA - 2.2%
		Alfa MTN Markets, Ltd.,
USD	450	8.20%, 6/25/12	427,500
		Evraz Group SA,
USD	650	8.25%, 11/10/15	643,500
		GPB Eurobond Finance PLC,
RUB	4,400	7.25%, 2/22/10	179,893
		Red Arrow International Leasing,
RUB	24,912	8.375%, 3/31/12	1,019,018
		Russian Standard Finance SA,
USD	520	7.50%, 10/07/10	475,800

			2,745,711

SERBIA - 0.9%
		Republic of Serbia,
USD	1,150	3.75%, 5/01/08(a)(b)	1,070,535

SOUTH AFRICA - 0.6%
		South Africa Government Bond,
ZAR	6,000	10.00%, 2/28/09	798,291

TURKEY - 3.3%
		Kreditanstalt fuer Wiederaufbau,
TRY	1,500	13.50%, 3/03/08	1,268,263
		Republic of Turkey,
TRY	2,000	16.00%, 3/07/12	1,682,887
USD	1,000	11.00%, 1/14/13	1,237,500

			4,188,650

UKRAINE - 1.4%
		Alfa Bank Ukraine,
USD	400	9.75%, 12/22/09	392,480
		CJSC, The EXIM of Ukraine
USD	160	7.65%, 9/07/11	159,696
		Credit Suisse Ukraine Government Bond Linked Note,
UAH	3,000	12.00%, 10/20/08(a)(b)	613,110
		Ukraine Government International Bond,
USD	610	6.75%, 11/14/17	613,117

			1,778,403

UNITED KINGDOM - 7.0%
		Barclays Bank PLC,
GBP	1,000	9.875%, 5/12/08(a)(b)	1,997,861
		British Gas PLC,
GBP	1,400	8.875%, 7/08/08	2,812,458
		Republic of Finland,
GBP	1,250	10.125%, 6/22/08	2,522,226
		United Kingdom Treasury,
GBP	600	8.00%, 12/07/15	1,464,980

			8,797,525

UNITED STATES - 1.4%
		United States Treasury,
USD	1,400	4.50%, 4/30/12	1,501,609
USD	180	7.50%, 11/15/16	232,186

			1,733,795

URUGUAY - 1.7%
		Republica Orient Uruguay,
UYU	24,200	4.25%, 4/05/27	1,161,140
USD	870	7.625%, 3/21/36	922,070

			2,083,210

VENEZUELA - 2.3%
		Petroleos de Venezuela SA,
USD	1,670	5.375%, 4/12/27	1,035,400
		Republic of Venezuela,
USD	1,830	9.25%, 9/15/27	1,853,332

			2,888,732

Total Long-Term Investments (cost $130,672,010)			147,626,717

Portfolio of Investments (continued)

As of January 31, 2008 (unaudited)

Principal Amount (000)	Description		Value (US$)
SHORT-TERM INVESTMENTS - 5.2%
UNITED STATES - 5.2%
CAD	874	State Street Bank and Trust Company Time Deposit,
		2.00%, 2/08/08	$866,892
GBP	487	State Street Bank and Trust Company Fixed Deposit,
		4.50%, 2/06/08	968,152
NZD	309	State Street Bank and Trust Company Fixed Deposit,
		5.50%, 2/06/08	242,070
USD	4,457	Repurchase Agreement, State Street Bank and Trust Company, 1.45% dated 1/31/08, due 2/01/08 in the amount of $4,457,180 (collateralized by $3,550,000 U.S. Treasury Bond, 6.25% due 5/15/30; value $4,557,313)	4,457,000

Total Short-Term Investments (cost $6,544,021)			6,534,114

Total Investments - 123.1% (cost $137,216,031)			154,160,831
Other Assets in Excess of Liabilities - 0.9%			1,089,719
Liquidation Value of Preferred Stock - (24.0%)			(30,000,000)

Net Assets Applicable to Common Shareholders - 100.0%			$125,250,550

AUD - Australian dollar

BRL - Brazilian real

CAD - Canadian dollar

EGP - Egyptian pound

GBP - British pound

INR - Indian rupee

MXN - Mexican peso

NZD - New Zealand dollar

PEN - Peruvian sol

RUB - Russian ruble

SGD - Singapore dollar

TRY - Turkish lira

UAH - Ukrainan hryvnia

USD - United States dollar

UYU - Uruguayan peso

ZAR - South African rand

(a)	Indicates a variable rate security. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at January 31, 2008.

(b)	The maturity date presented for these instruments represents the next call/put date.

Interest Rate Swap Agreements

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Unrealized Appreciation
UBS AG	October 31, 2008	7,200	3.540%	1 month LIBOR	$(47,518)
UBS AG	October 31, 2010	4,800	4.055%	1 month LIBOR	(149,900)

					$(197,418)

Futures Contracts

Description	Expiration	Contracts	Unrealized Appreciation/ (Depreciation)
Sale Contract:
Australian Treasury Bond 6% - 10 year	March 2008	9	$(9,029)
Australian Treasury Bond 6% - 3 year	March 2008	9	6,439

			$(2,590)

Portfolio of Investments (continued)

As of January 31, 2008 (unaudited)

Forward Foreign Currency Exchange Contracts

Purchase/Sale	Amount Purchased	Amount Sold	Purchase Value as of January 31, 2008	Sale Value as of January 31, 2008	Unrealized Appreciation/ (Depreciation)
British Pound/United States Dollar
settlement date 4/17/08	GBP6,355,000	USD12,399,876	12,572,346	12,399,876	172,470
Singapore Dollar/United States Dollar
settlement date 4/17/08	SGD5,500,000	USD3,850,193	3,892,303	3,850,193	42,110
Turkish Lira/United States Dollar
settlement date 4/17/08	TRY989,000	USD792,151	821,182	792,151	29,031
United States Dollar/Australian Dollar
settlement date 4/17/08	USD9,866,425	AUD11,500,000	9,866,425	10,173,233	(306,808)
United States Dollar/Brazilian Real
settlement date 4/17/08	USD1,978,908	BRL3,659,000	1,978,908	2,048,324	(69,416)
United States Dollar/Canadian Dollar
settlement date 4/17/08	USD6,102,415	CAD6,316,000	6,102,415	6,253,847	(151,432)
United States Dollar/Mexican New Peso
settlement date 4/17/08	USD1,608,970	MXN17,801,000	1,608,970	1,631,532	(22,562)
United States Dollar/New Zealand Dollar
settlement date 4/17/08	USD7,963,776	NZD10,704,000	7,963,776	8,287,067	(323,291)
United States Dollar/South African Rand
settlement date 4/17/08	USD744,211	ZAR5,448,000	744,211	713,961	30,250
United States Dollar/Turkish Lira
settlement date 4/17/08	USD2,630,610	TRY3,249,000	2,630,610	2,697,693	(67,083)

		Net USD Total	$48,181,146	$48,847,877	$(666,731)

Tax Cost of Investments

The United States federal income tax basis of the Fund’s investments and net unrealized appreciation as of January 31, 2008 were as follows:

Cost	Appreciation	Depreciation	Net Unrealized Appreciation
$137,216,031	$18,304,104	$1,359,304	$16,944,800

Quality of Investments

As of January 31, 2008, 71.9% of the Registrant’s total investments were invested in securities where either the issue or the issuer was rated “A” or better by Standard & Poor’s Corporation or Moody’s Investors Service, Inc. or, if unrated, judged to be of equivalent quality by the Investment Manager. The table below shows the asset quality of the Registrant’s portfolio as of January 31, 2008.

% of total Investments
AAA/Aaa	45.0
AA/Aa	14.8
A	12.1
BBB/Baa	8.0
BB/Ba*	14.7
B*	5.4

*	Below Investment Grade

Notes to Portfolio of Investments

Securities Valuation

The Registrant’s Board of Directors has adopted Pricing and Valuation Procedures (the “Procedures”) to be used in determining the value of the assets held by the Registrant. In accordance with the Procedures, investments are stated at value. Investments for which market quotations are readily available are valued at the last trade price on the date of determination as obtained from a pricing source. If no such trade price is available, such investments are valued at the quoted bid price or the mean between the quoted bid and asked price on the date of determination as obtained from a pricing source.

Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available (including investments which are subject to limitations as to their sale) are to be valued at fair value. As a general rule, whether or not the Registrant is required to “fair value price” an asset is dependent on the ready availability of current market quotes or, even if readily available, the reliability of such quotes. Any assets for which market quotations are not readily available or for which available prices are not reliable, shall be determined in a manner that most fairly reflects the asset’s (or group of assets) “fair value” (i.e., the amount that the Registrant might reasonably expect to receive for the asset upon its current sale) on the valuation date, based on consideration of all available information.

The Procedures provide that in certain instances, including without limitation, if there is a “stale price” for a portfolio security, in an emergency situation, or if a significant event occurs after the close of trading of a portfolio security, but before the calculation of the Registrant’s net asset value, the security may be valued at its fair value.

Portfolio of Investments (concluded)

As of January 31, 2008 (unaudited)

Interest Rate Swaps

The Registrant may engage in certain interest rate swap transactions or to hedge the Registrant’s Auction Market Preferred Shares (“AMPS”). An interest rate swap is an agreement between two parties, which involves the exchange of floating and fixed rate interest payments for a specified period of time. Interest rate swaps involve the accrual and exchange of interest payments between the parties. These payments are recorded as realized gain/(loss).

During the term of the swap, changes in the value of the swap are recognized as unrealized appreciation or depreciation by “marking-to-market” to reflect the fair market value of the swap. When the swap is terminated, the Registrant will record a realized gain/(loss) equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and the Registrant’s basis in the contract. The Registrant is exposed to credit risk in the event of non-performance by the counterparty to the swap. However, the Registrant does not anticipate non-performance by any counterparty.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract (“Forward Contract”) involves an obligation to purchase and sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. The Forward Contract is marked-to-market daily and the change in market value is recorded by the Registrant as unrealized appreciation or depreciation. When the Forward Contract is closed, the Registrant records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. Risks arise from unanticipated movements in the value of the foreign currency relative to the functional currencies and from potential inability of counterparties to meet the terms of their contracts.

Futures Contracts

A futures contract is an agreement between two parties to buy and sell a security for a set price on a future date. Upon entering into a contract, the Registrant deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Registrant agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Registrant as unrealized appreciation or depreciation. When the contract is closed, the Registrant records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Repurchase Agreements:

In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Registrant’s policy that its custodian/counterparty segregates the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the collateral is valued on a daily basis to determine its adequacy. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the may be delayed or limited.

Foreign Currency Translation:

Foreign currency amounts are translated into United States dollars on the following basis:

(i)	market value of investment securities, other assets and liabilities – at the exchange rates at the end of the reporting period;

(ii)	purchases and sales of investment securities, income and expenses – at the rates of exchange prevailing on the respective dates of such transactions.

The Registrant isolates that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at the end of the reporting period. Similarly, the Registrant isolates the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the reporting period.

Net realized foreign exchange gains/(losses) includes realized foreign exchange gains/(losses) from sales and maturities of portfolio securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of interest, discount and foreign withholding taxes recorded on the Registrant’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized foreign exchange appreciation/(depreciation) includes changes in the value of portfolio securities and other assets and liabilities arising as a result of changes in the exchange rate. Accumulated realized and unrealized foreign exchange gains/(losses) shown in the composition of net assets represent foreign exchange gains/(losses) for book purposes that have not yet been recognized for tax purposes.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin, including unanticipated movements in the value of the foreign currency relative to the U.S. dollar.

Item 2 – Controls and Procedures

(a)	It is the conclusion of the Registrant’s principal executive officer and principal financial officer that the effectiveness of the Registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the Registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the Registrant has been accumulated and communicated to the Registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) and the Investment Company Act of 1940, as amended) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

(a)	Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Global Income Fund, Inc.

By:	/s/ Vincent Esposito
Vincent Esposito, President of Aberdeen Global Income Fund, Inc.

Date: March 31, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Vincent Esposito
Vincent Esposito, President of Aberdeen Global Income Fund, Inc.

Date: March 31, 2008

By:	/s/ Joseph Malone
Joseph Malone, Treasurer of Aberdeen Global Income Fund, Inc.

Date: March 31, 2008